DEPOSIT FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
DEPOSIT FOR NON-CURRENT ASSETS [Abstract]
DEPOSIT FOR NON-CURRENT ASSETS
11.	DEPOSIT FOR NON-CURRENT ASSETS

Deposit for non-current assets consisted of the following:

	As of December 31,
	2013	2014
	US$	US$

Buildings	38,140	85,722
Land use rights	-	793

Total	38,140	86,515

Deposit for buildings represented an interest free non-refundable deposit for the purchase of 46,628 square meters of an office building and 373 parking spots in Chengdu, Sichuan province in the PRC.